SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	217,500
Vesting period	4 years
Expected volatility, minimum	58.00%	73.00%
Expected volatility, maximum	83.00%	88.00%
Expected risk free interest rates range, minimum	0.54%	0.56%
Expected risk free interest rate range, maximum	1.59%	2.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 2.96	$ 3.70
Unrecognized compensation cost	$ 4,309
Period over which compensation expense will be recognized	2 years 1 month 13 days
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	102,500
Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	115,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price	$ 5.50
Expected life	6 years	4 years 8 months 12 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price	$ 4.92
Expected life	4 years	3 years 9 months 18 days